FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Assets
Available-for-sale investment	¥ 0	¥ 10,443		¥ 34,476
Total Assets		10,443	¥ 0
Assets transfer into level 3	0	0
Assets transfer out of level 3	0	0
Liabilities transfer into level 3	0	0
Liabilities transfer out of level 3	¥ 0	0
Level 1 | Recurring
Assets
Available-for-sale investment		0
Total Assets		0	206,272
Level 2 | Recurring
Assets
Available-for-sale investment		0
Total Assets		0	0
Level 3 | Recurring
Assets
Available-for-sale investment		10,443
Total Assets		¥ 10,443	¥ 0